Provision for risks (Tables)	12 Months Ended
Dec. 31, 2023
Provision For Risks
Schedule of provision for contingencies

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2022	1,761	668	200	2,629
Additions	98	659	98	855
Payments	(93)	(67)	(62)	(222)
Reversals	(370)	(539)	(33)	(942)
Transfers(*)	(403)	-	-	(403)
Monetary adjustment	114	84	33	231
Exchange rate changes	7	1	2	10
Deconsolidation Éxito	(6)	(2)	1	(7)
Balance at December 31, 2023	1,108	804	239	2,151

(*)	R$ 127 refers to the inclusion of deferred income tax and social contribution debts in the Amnesty Program and R$ 223 refers to uncertain tax position over income tax and social contribution, both reclassified to Tax Provision of Income and Social Contribution (Note 20.1) and R$54 refers to reclassification of IPI debts to Taxes Installments (Note 19.1) included in the Amnesty.

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2021	845	361	236	1,442
Additions	1,030	580	92	1,702
Payments	(61)	(188)	(119)	(368)
Reversals	(40)	(119)	(20)	(179)
Monetary adjustment	58	49	38	145
Exchange rate changes	(15)	(3)	(6)	(24)
Liabilities related to assets held for sale or distribution	(56)	(12)	(21)	(89)
Balance at December 31, 2022	1,761	668	200	2,629

Schedule of restricted deposits

	2023	2022

Tax	122	210
Labor	341	483
Civil and other	54	66
Total	517	759

Schedule of guarantees

Lawsuits	Property and equipment		Letter of Guarantee		Total
	2023	2022	2023	2022	2023	2022

Tax	509	572	10,645	9,685	11,154	10,257
Labor	-	-	1,207	1,000	1,207	1,000
Civil and other	9	9	449	414	458	423
Total	518	581	12,301	11,099	12,819	11,680